Consolidated Statements of Profit or Loss and Other Comprehensive Income (Parentheticals) - Related Parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Capital Market Solutions Service Income
Capital market solutions services income (including income generated from related parties)			$ 1,152
Digital Solutions And Other Service Income
Capital market solutions services income (including income generated from related parties)		2,554	1,596
Fashion, Arts and Luxury Media Advertising and Marketing Services Income
Fashion, art and luxury media advertising and marketing services income		$ 2,726	$ 2,888